Quarterly Holdings Report
for
Fidelity® International Equity Central Fund
December 31, 2024
INTCEN-NPRT1-0225
1.859212.117
Common Stocks - 96.1%
	Shares	Value ($)
AUSTRALIA - 1.9%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
CAR Group Ltd	153,240	3,417,369
Consumer Staples - 0.1%
Beverages - 0.1%
Treasury Wine Estates Ltd	552,903	3,877,345
Financials - 1.2%
Banks - 0.6%
Commonwealth Bank of Australia	116,065	11,009,240
Westpac Banking Corp	1,116,077	22,326,522
		33,335,762
Capital Markets - 0.3%
Macquarie Group Ltd	120,128	16,480,392
Financial Services - 0.1%
Cuscal Ltd (b)	2,199,147	3,076,226
Insurance - 0.2%
QBE Insurance Group Ltd	948,532	11,272,203
TOTAL FINANCIALS		64,164,583

Materials - 0.4%
Metals & Mining - 0.4%
Glencore PLC	4,998,300	22,013,402
Real Estate - 0.2%
Industrial REITs - 0.1%
Goodman Group unit	142,092	3,134,461
Specialized REITs - 0.1%
Arena REIT unit	1,514,459	3,646,387
National Storage REIT unit	1,931,377	2,797,296
		6,443,683
TOTAL REAL ESTATE		9,578,144

TOTAL AUSTRALIA		103,050,843
BELGIUM - 1.2%
Financials - 0.6%
Banks - 0.6%
KBC Group NV	445,462	34,395,128
Health Care - 0.5%
Health Care Equipment & Supplies - 0.0%
Nyxoah SA (United States) (b)	335,700	2,685,600
Pharmaceuticals - 0.5%
UCB SA	124,900	24,866,387
TOTAL HEALTH CARE		27,551,987

Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Azelis Group NV	301,649	5,936,799
TOTAL BELGIUM		67,883,914
BRAZIL - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Wheaton Precious Metals Corp	194,500	10,947,856
CANADA - 6.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Quebecor Inc Class B	133,200	2,918,919
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc	178,000	9,871,759
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Africa Oil Corp	3,031,919	4,155,192
Athabasca Oil Corp (b)	2,105,819	7,808,282
Cameco Corp	91,848	4,722,589
Cenovus Energy Inc	369,000	5,593,593
Imperial Oil Ltd	340,193	20,966,084
MEG Energy Corp	423,902	6,959,607
Pembina Pipeline Corp	122,668	4,532,260
South Bow Corp	236,711	5,585,751
TC Energy Corp (c)	107,723	5,020,254
		65,343,612
Financials - 1.9%
Banks - 0.8%
Royal Bank of Canada	353,500	42,623,132
Capital Markets - 0.6%
Onex Corp Subordinate Voting Shares	97,300	7,600,156
TMX Group Ltd	845,400	26,042,166
		33,642,322
Insurance - 0.5%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	4,100	5,704,546
Intact Financial Corp	114,900	20,920,921
		26,625,467
TOTAL FINANCIALS		102,890,921

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Sienna Senior Living Inc	220,300	2,393,882
Industrials - 0.4%
Ground Transportation - 0.4%
Canadian Pacific Kansas City Ltd	273,700	19,817,521
Information Technology - 1.6%
IT Services - 0.4%
Shopify Inc Class A (United States) (b)	187,510	19,937,938
Software - 1.2%
Constellation Software Inc/Canada	19,000	58,752,158
Constellation Software Inc/Canada warrants 3/31/2040 (b)(d)	24,200	2
Lumine Group Inc Subordinate Voting Shares (b)(e)	259,816	7,435,967
		66,188,127
TOTAL INFORMATION TECHNOLOGY		86,126,065

Materials - 0.8%
Chemicals - 0.2%
Chemtrade Logistics Income Fund (c)	1,354,700	10,310,215
Containers & Packaging - 0.1%
CCL Industries Inc Class B	104,700	5,386,320
Metals & Mining - 0.4%
Agnico Eagle Mines Ltd/CA	102,300	8,003,519
Altius Minerals Corp	177,100	3,279,698
Franco-Nevada Corp	44,100	5,182,352
Teck Resources Ltd Class B	172,200	6,981,680
		23,447,249
Paper & Forest Products - 0.1%
Stella-Jones Inc	76,700	3,798,582
TOTAL MATERIALS		42,942,366

TOTAL CANADA		332,305,045
CHILE - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Antofagasta PLC	293,200	5,836,208
CHINA - 0.4%
Consumer Discretionary - 0.4%
Broadline Retail - 0.1%
Prosus NV Class N	166,100	6,598,297
Hotels, Restaurants & Leisure - 0.3%
Trip.com Group Ltd ADR (b)	194,200	13,333,772
TOTAL CONSUMER DISCRETIONARY		19,932,069

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP Semiconductors NV	10,600	2,203,210
TOTAL CHINA		22,135,279
CONGO DEMOCRATIC REPUBLIC OF - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Ivanhoe Mine Ltd Class A (b)	1,029,800	12,221,912
DENMARK - 3.3%
Health Care - 1.7%
Pharmaceuticals - 1.7%
Novo Nordisk A/S Series B	1,104,400	95,289,652
Industrials - 1.2%
Air Freight & Logistics - 1.2%
DSV A/S	307,177	65,239,698
Materials - 0.4%
Chemicals - 0.4%
Novonesis (Novozymes) B Series B	401,200	22,720,475
TOTAL DENMARK		183,249,825
FINLAND - 0.5%
Financials - 0.5%
Banks - 0.1%
Nordea Bank Abp (Sweden)	509,100	5,535,571
Insurance - 0.4%
Sampo Oyj A Shares	453,000	18,478,673
TOTAL FINANCIALS		24,014,244

Information Technology - 0.0%
Communications Equipment - 0.0%
Nokia Oyj	332,800	1,472,114
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	30,250	423,485
TOTAL FINLAND		25,909,843
FRANCE - 8.5%
Consumer Discretionary - 2.2%
Hotels, Restaurants & Leisure - 0.5%
Accor SA	615,900	29,955,922
Textiles, Apparel & Luxury Goods - 1.7%
Hermes International SCA	6,600	15,874,608
LVMH Moet Hennessy Louis Vuitton SE	117,355	77,195,327
		93,069,935
TOTAL CONSUMER DISCRETIONARY		123,025,857

Consumer Staples - 0.5%
Food Products - 0.3%
Danone SA	229,700	15,523,071
Personal Care Products - 0.2%
L'Oreal SA	27,900	9,876,686
TOTAL CONSUMER STAPLES		25,399,757

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
TotalEnergies SE	99,966	5,526,452
Financials - 0.2%
Banks - 0.2%
BNP Paribas SA	179,000	10,990,032
Health Care - 0.7%
Health Care Equipment & Supplies - 0.7%
EssilorLuxottica SA	155,331	37,907,950
Industrials - 2.0%
Aerospace & Defense - 2.0%
Airbus SE	217,600	34,844,506
Safran SA	260,900	57,165,178
Thales SA	147,000	21,112,228
		113,121,912
Information Technology - 1.4%
IT Services - 0.8%
Alten SA	164,500	13,469,908
Capgemini SE	173,200	28,288,360
		41,758,268
Software - 0.6%
Dassault Systemes SE	1,105,600	38,258,113
TOTAL INFORMATION TECHNOLOGY		80,016,381

Materials - 1.2%
Chemicals - 1.2%
Air Liquide SA	419,436	68,183,414
Real Estate - 0.1%
Industrial REITs - 0.1%
ARGAN SA	46,693	2,926,200
Utilities - 0.1%
Multi-Utilities - 0.1%
Veolia Environnement SA	133,620	3,749,048
TOTAL FRANCE		470,847,003
GERMANY - 9.1%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Deutsche Telekom AG	647,840	19,411,294
Entertainment - 0.0%
CTS Eventim AG & Co KGaA	44,520	3,765,375
TOTAL COMMUNICATION SERVICES		23,176,669

Consumer Discretionary - 0.5%
Automobiles - 0.2%
Mercedes-Benz Group AG	203,000	11,317,614
Specialty Retail - 0.1%
Auto1 Group SE (b)(e)(f)	196,100	3,168,830
Textiles, Apparel & Luxury Goods - 0.2%
adidas AG	43,500	10,670,084
TOTAL CONSUMER DISCRETIONARY		25,156,528

Financials - 2.4%
Capital Markets - 0.8%
Deutsche Boerse AG	185,100	42,638,954
Insurance - 1.6%
Allianz SE	151,000	46,411,835
Hannover Rueck SE	163,000	40,758,833
		87,170,668
TOTAL FINANCIALS		129,809,622

Health Care - 1.5%
Health Care Equipment & Supplies - 0.6%
Siemens Healthineers AG (e)(f)	579,400	30,728,781
Health Care Providers & Services - 0.4%
Fresenius SE & Co KGaA (b)	602,900	20,946,198
Pharmaceuticals - 0.5%
Merck KGaA	204,743	29,794,801
TOTAL HEALTH CARE		81,469,780

Industrials - 1.8%
Aerospace & Defense - 0.7%
MTU Aero Engines AG	47,900	15,976,743
Rheinmetall AG	35,128	22,363,659
		38,340,402
Air Freight & Logistics - 0.3%
Deutsche Post AG	532,331	18,792,557
Industrial Conglomerates - 0.8%
Siemens AG	221,050	43,103,589
TOTAL INDUSTRIALS		100,236,548

Information Technology - 2.3%
Software - 2.3%
SAP SE	526,959	129,618,363
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
LEG Immobilien SE (c)	48,207	4,084,700
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	94,630	2,830,685
Multi-Utilities - 0.1%
E.ON SE	475,920	5,543,543
TOTAL UTILITIES		8,374,228

TOTAL GERMANY		501,926,438
HONG KONG - 0.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	2,590,610	3,202,134
Financials - 0.8%
Capital Markets - 0.2%
Hong Kong Exchanges & Clearing Ltd	277,900	10,401,450
Insurance - 0.6%
AIA Group Ltd	2,587,800	18,587,812
Prudential PLC	1,675,660	13,298,085
		31,885,897
TOTAL FINANCIALS		42,287,347

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
CK Asset Holdings Ltd	1,580,588	6,491,957
TOTAL HONG KONG		51,981,438
HUNGARY - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Richter Gedeon Nyrt	460,200	12,049,973
INDIA - 0.4%
Financials - 0.4%
Banks - 0.4%
HDFC Bank Ltd/Gandhinagar	1,070,400	22,144,543
INDONESIA - 0.5%
Financials - 0.5%
Banks - 0.5%
Bank Central Asia Tbk PT	45,689,500	27,385,973
IRELAND - 1.3%
Consumer Staples - 0.1%
Food Products - 0.1%
Kerry Group PLC Class A	76,600	7,399,025
Financials - 0.7%
Banks - 0.7%
AIB Group PLC	4,951,200	27,335,974
Bank of Ireland Group PLC	982,000	8,957,504
		36,293,478
Industrials - 0.5%
Building Products - 0.5%
Kingspan Group PLC	370,700	27,052,067
TOTAL IRELAND		70,744,570
ISRAEL - 0.1%
Information Technology - 0.1%
IT Services - 0.1%
Wix.com Ltd (b)	14,400	3,089,520
ITALY - 3.5%
Consumer Discretionary - 0.3%
Automobiles - 0.2%
Ferrari NV (Italy)	28,300	12,089,323
Textiles, Apparel & Luxury Goods - 0.1%
Prada Spa	925,400	7,166,900
TOTAL CONSUMER DISCRETIONARY		19,256,223

Consumer Staples - 0.2%
Beverages - 0.2%
Coca-Cola HBC AG	186,100	6,364,975
Davide Campari-Milano NV (c)	987,800	6,182,066
		12,547,041
Financials - 1.7%
Banks - 1.7%
FinecoBank Banca Fineco SpA	1,306,000	22,713,850
UniCredit SpA	1,589,400	63,652,875
		86,366,725
Health Care - 0.6%
Pharmaceuticals - 0.6%
Recordati Industria Chimica e Farmaceutica SpA	673,500	35,300,836
Industrials - 0.6%
Electrical Equipment - 0.5%
Prysmian SpA	443,000	28,294,636
Machinery - 0.1%
GVS SpA (b)(e)(f)	115,000	582,510
Industrie De Nora SpA	32,762	256,899
Interpump Group SpA	126,400	5,585,536
		6,424,945
TOTAL INDUSTRIALS		34,719,581

Utilities - 0.1%
Electric Utilities - 0.1%
Enel SpA	835,946	5,965,460
TOTAL ITALY		194,155,866
JAPAN - 17.5%
Communication Services - 1.5%
Entertainment - 1.2%
Capcom Co Ltd	1,016,820	22,450,237
Nintendo Co Ltd	774,160	45,088,469
		67,538,706
Interactive Media & Services - 0.1%
LY Corp	1,340,500	3,544,406
Wireless Telecommunication Services - 0.2%
SoftBank Group Corp	182,926	10,453,450
TOTAL COMMUNICATION SERVICES		81,536,562

Consumer Discretionary - 1.8%
Automobile Components - 0.2%
Denso Corp	687,800	9,482,698
Automobiles - 0.5%
Toyota Motor Corp	1,427,200	27,866,426
Broadline Retail - 0.1%
Pan Pacific International Holdings Corp	336,000	9,216,537
Household Durables - 0.5%
Sony Group Corp	1,229,500	25,912,396
Specialty Retail - 0.4%
Fast Retailing Co Ltd	57,700	19,464,619
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	424,400	8,388,471
TOTAL CONSUMER DISCRETIONARY		100,331,147

Consumer Staples - 1.1%
Consumer Staples Distribution & Retail - 0.1%
Seven & i Holdings Co Ltd	223,000	3,496,112
Food Products - 0.9%
Ajinomoto Co Inc	1,053,500	42,888,886
Nissin Foods Holdings Co Ltd	190,800	4,635,854
		47,524,740
Personal Care Products - 0.1%
Rohto Pharmaceutical Co Ltd	400,500	7,324,279
TOTAL CONSUMER STAPLES		58,345,131

Financials - 2.6%
Banks - 1.1%
Mizuho Financial Group Inc	1,218,600	29,749,127
Sumitomo Mitsui Financial Group Inc	1,387,300	33,295,539
		63,044,666
Financial Services - 0.2%
ORIX Corp	527,400	11,330,605
Insurance - 1.3%
Sompo Holdings Inc	496,000	12,851,490
Tokio Marine Holdings Inc	1,545,800	55,475,870
		68,327,360
TOTAL FINANCIALS		142,702,631

Health Care - 1.3%
Health Care Equipment & Supplies - 1.0%
Hoya Corp	317,300	39,378,930
Terumo Corp	680,400	13,135,620
		52,514,550
Pharmaceuticals - 0.3%
Daiichi Sankyo Co Ltd	671,800	18,382,630
TOTAL HEALTH CARE		70,897,180

Industrials - 5.2%
Electrical Equipment - 0.6%
Fuji Electric Co Ltd	116,000	6,201,558
Mitsubishi Electric Corp	1,669,000	28,182,320
		34,383,878
Industrial Conglomerates - 2.1%
Hitachi Ltd	4,575,000	112,042,021
Machinery - 1.8%
Ebara Corp	1,955,700	30,005,554
Komatsu Ltd	848,700	23,120,593
Mitsubishi Heavy Industries Ltd	3,491,100	48,679,732
		101,805,879
Professional Services - 0.2%
BayCurrent Inc	363,100	12,276,793
Trading Companies & Distributors - 0.5%
ITOCHU Corp	546,000	26,849,210
TOTAL INDUSTRIALS		287,357,781

Information Technology - 2.6%
Electronic Equipment, Instruments & Components - 0.3%
Jeol Ltd	19,200	687,732
Keyence Corp	23,400	9,511,437
TDK Corp	339,200	4,368,418
		14,567,587
IT Services - 0.4%
Fujitsu Ltd	361,400	6,348,562
NEC Corp	43,900	3,756,834
NSD Co Ltd	103,800	2,229,115
NTT Data Group Corp	125,000	2,376,859
TIS Inc	314,900	7,478,988
		22,190,358
Semiconductors & Semiconductor Equipment - 1.2%
Advantest Corp	124,700	7,090,298
Disco Corp	48,600	12,892,482
Renesas Electronics Corp	649,300	8,216,909
Tokyo Electron Ltd	243,000	36,527,612
		64,727,301
Software - 0.0%
Money Forward Inc (b)	44,000	1,350,942
Technology Hardware, Storage & Peripherals - 0.7%
Canon Inc	181,900	5,908,414
FUJIFILM Holdings Corp	1,605,800	33,223,387
		39,131,801
TOTAL INFORMATION TECHNOLOGY		141,967,989

Materials - 1.2%
Chemicals - 1.2%
Shin-Etsu Chemical Co Ltd	1,941,600	63,950,734
Real Estate - 0.2%
Real Estate Management & Development - 0.1%
Katitas Co Ltd	150,900	2,179,896
Nomura Real Estate Holdings Inc	107,500	2,667,943
Tosei Corp	143,700	2,299,638
		7,147,477
Residential REITs - 0.1%
Advance Residence Investment Corp	1,950	3,623,757
TOTAL REAL ESTATE		10,771,234

Utilities - 0.0%
Gas Utilities - 0.0%
Tokyo Gas Co Ltd	59,820	1,657,414
TOTAL JAPAN		959,517,803
LUXEMBOURG - 0.2%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Zabka Group SA	262,400	1,222,991
Financials - 0.2%
Capital Markets - 0.2%
CVC Capital Partners PLC (b)(e)(f)	433,800	9,553,218
TOTAL LUXEMBOURG		10,776,209
NETHERLANDS - 4.3%
Consumer Staples - 0.1%
Beverages - 0.1%
Heineken NV	98,100	6,991,507
Financials - 0.3%
Banks - 0.3%
ING Groep NV	1,039,800	16,295,319
Industrials - 1.4%
Professional Services - 1.0%
Wolters Kluwer NV	318,573	52,931,012
Trading Companies & Distributors - 0.4%
IMCD NV	181,600	26,993,837
TOTAL INDUSTRIALS		79,924,849

Information Technology - 2.5%
Semiconductors & Semiconductor Equipment - 2.5%
ASM International NV	2,500	1,447,082
ASML Holding NV	186,508	130,636,672
BE Semiconductor Industries NV	18,900	2,590,112
		134,673,866
Software - 0.0%
Topicus.com Inc	26,781	2,264,400
TOTAL INFORMATION TECHNOLOGY		136,938,266

TOTAL NETHERLANDS		240,149,941
NORWAY - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Norsk Hydro ASA	795,600	4,376,342
PORTUGAL - 0.3%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Jeronimo Martins SGPS SA	179,600	3,432,413
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Galp Energia SGPS SA	679,585	11,263,903
TOTAL PORTUGAL		14,696,316
SINGAPORE - 0.7%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	2,315,300	5,221,780
Entertainment - 0.2%
Sea Ltd Class A ADR (b)	109,120	11,577,632
TOTAL COMMUNICATION SERVICES		16,799,412

Financials - 0.3%
Banks - 0.3%
United Overseas Bank Ltd	544,605	14,487,973
Real Estate - 0.1%
Health Care REITs - 0.1%
Parkway Life Real Estate Investment Trust	1,452,448	3,988,343
Real Estate Management & Development - 0.0%
Wing Tai Holdings Ltd	1,287,600	1,169,130
TOTAL REAL ESTATE		5,157,473

TOTAL SINGAPORE		36,444,858
SOUTH AFRICA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Anglo American PLC	263,800	7,799,818
SPAIN - 2.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom SA (e)(f)	264,086	8,341,565
Consumer Discretionary - 0.4%
Household Durables - 0.1%
Neinor Homes SA (e)(f)	390,809	6,841,449
Specialty Retail - 0.3%
Industria de Diseno Textil SA	299,200	15,326,210
TOTAL CONSUMER DISCRETIONARY		22,167,659

Financials - 1.6%
Banks - 1.6%
Banco Santander SA	4,815,400	22,277,255
Bankinter SA	840,500	6,651,628
CaixaBank SA	11,093,700	60,229,615
		89,158,498
Utilities - 0.2%
Electric Utilities - 0.2%
Iberdrola SA	989,181	13,631,139
TOTAL SPAIN		133,298,861
SWEDEN - 1.2%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Hemnet Group AB	105,680	3,209,414
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Autoliv Inc	67,300	6,312,067
Specialty Retail - 0.0%
Haypp Group AB (b)	353,000	1,927,105
TOTAL CONSUMER DISCRETIONARY		8,239,172

Consumer Staples - 0.0%
Personal Care Products - 0.0%
Humble Group AB (b)	1,207,600	1,358,896
Industrials - 1.0%
Machinery - 1.0%
Atlas Copco AB A Shares	1,785,200	27,245,108
Indutrade AB	1,082,743	27,108,087
		54,353,195
Information Technology - 0.0%
Software - 0.0%
Kry International Ab (b)(d)(g)	24,499	490,289
TOTAL SWEDEN		67,650,966
SWITZERLAND - 3.1%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Cie Financiere Richemont SA Series A	99,260	15,015,478
Financials - 1.3%
Capital Markets - 1.3%
Partners Group Holding AG	28,860	39,113,878
UBS Group AG	1,022,510	31,242,579
		70,356,457
Health Care - 0.7%
Pharmaceuticals - 0.7%
Galderma Group AG (b)	354,930	39,358,884
Industrials - 0.7%
Electrical Equipment - 0.7%
ABB Ltd	760,390	41,059,930
Materials - 0.1%
Chemicals - 0.1%
Sika AG	27,852	6,645,686
TOTAL SWITZERLAND		172,436,435
TAIWAN - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Taiwan Semiconductor Manufacturing Co Ltd	1,265,000	41,096,897
UNITED KINGDOM - 16.0%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
Zegona Communications plc (b)	932,400	4,879,195
Interactive Media & Services - 0.1%
Baltic Classifieds Group PLC	660,920	2,606,328
Trustpilot Group PLC (b)(e)(f)	1,098,700	4,222,670
		6,828,998
Media - 0.1%
Informa PLC	444,030	4,438,155
TOTAL COMMUNICATION SERVICES		16,146,348

Consumer Discretionary - 2.6%
Broadline Retail - 0.1%
B&M European Value Retail SA	957,276	4,398,179
Distributors - 0.0%
Supreme PLC	947,300	2,075,369
Hotels, Restaurants & Leisure - 2.4%
Compass Group PLC	2,426,934	80,752,427
Deliveroo PLC Class A (b)(e)(f)	4,013,400	7,129,588
InterContinental Hotels Group PLC	327,530	40,752,491
		128,634,506
Leisure Products - 0.1%
Games Workshop Group PLC	28,661	4,775,722
TOTAL CONSUMER DISCRETIONARY		139,883,776

Consumer Staples - 1.5%
Beverages - 0.3%
Diageo PLC	550,687	17,499,640
Consumer Staples Distribution & Retail - 0.5%
J Sainsbury PLC	1,197,400	4,101,333
Tesco PLC	5,116,700	23,533,510
		27,634,843
Food Products - 0.1%
Cranswick PLC	46,718	2,845,356
Premier Foods PLC	1,995,400	4,686,325
		7,531,681
Personal Care Products - 0.4%
Unilever PLC (Netherlands)	365,752	20,792,068
Tobacco - 0.2%
Imperial Brands PLC	353,473	11,303,666
TOTAL CONSUMER STAPLES		84,761,898

Energy - 0.1%
Energy Equipment & Services - 0.1%
John Wood Group PLC (b)(c)	5,496,900	4,514,309
Financials - 4.1%
Banks - 0.8%
Lloyds Banking Group PLC	15,071,300	10,292,624
NatWest Group PLC	6,426,700	32,205,832
		42,498,456
Capital Markets - 2.8%
3i Group PLC	1,647,864	73,351,778
London Stock Exchange Group PLC	574,570	81,103,408
		154,455,186
Insurance - 0.5%
Hiscox Ltd	713,000	9,666,909
Lancashire Holdings Ltd	1,946,500	16,058,666
		25,725,575
TOTAL FINANCIALS		222,679,217

Health Care - 1.8%
Health Care Equipment & Supplies - 0.2%
ConvaTec Group PLC (e)(f)	4,431,300	12,271,168
Pharmaceuticals - 1.6%
Astrazeneca PLC	682,600	88,997,177
TOTAL HEALTH CARE		101,268,345

Industrials - 4.7%
Aerospace & Defense - 2.0%
BAE Systems PLC	2,215,400	31,780,538
Rolls-Royce Holdings PLC (b)	10,020,700	71,060,726
		102,841,264
Passenger Airlines - 0.4%
JET2 PLC	1,072,500	21,254,351
Professional Services - 1.6%
RELX PLC	2,003,798	90,790,055
Trading Companies & Distributors - 0.7%
Diploma PLC	397,268	21,136,942
RS GROUP PLC	2,344,377	20,001,517
		41,138,459
TOTAL INDUSTRIALS		256,024,129

Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.5%
Halma PLC	751,300	25,291,456
Technology Hardware, Storage & Peripherals - 0.0%
Raspberry PI Ltd (b)(c)	640,300	5,009,947
TOTAL INFORMATION TECHNOLOGY		30,301,403

Real Estate - 0.1%
Real Estate Management & Development - 0.0%
Grainger PLC	409,276	1,152,838
Specialized REITs - 0.1%
Big Yellow Group PLC (The)	197,877	2,378,134
TOTAL REAL ESTATE		3,530,972

Utilities - 0.3%
Electric Utilities - 0.1%
SSE PLC	250,520	5,021,546
Multi-Utilities - 0.2%
National Grid PLC	1,037,656	12,327,617
TOTAL UTILITIES		17,349,163

TOTAL UNITED KINGDOM		876,459,560
UNITED STATES - 11.1%
Communication Services - 0.3%
Entertainment - 0.3%
Spotify Technology SA (b)	42,710	19,107,600
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Airbnb Inc Class A (b)	4,000	525,640
Consumer Staples - 0.7%
Food Products - 0.6%
Nestle SA	345,918	28,380,222
Tobacco - 0.1%
Philip Morris International Inc	66,700	8,027,345
TOTAL CONSUMER STAPLES		36,407,567

Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Cheniere Energy Inc	19,520	4,194,262
Shell PLC	1,655,068	51,590,129
		55,784,391
Financials - 2.3%
Capital Markets - 0.8%
S&P Global Inc	87,966	43,809,707
Financial Services - 0.6%
Visa Inc Class A	108,500	34,290,340
Insurance - 0.9%
Marsh & McLennan Cos Inc	219,300	46,581,513
TOTAL FINANCIALS		124,681,560

Health Care - 2.0%
Health Care Equipment & Supplies - 1.0%
Alcon AG	658,440	55,792,007
Life Sciences Tools & Services - 0.6%
ICON PLC (b)	42,300	8,870,733
Thermo Fisher Scientific Inc	45,600	23,722,488
		32,593,221
Pharmaceuticals - 0.4%
Roche Holding AG	73,200	20,467,214
Sanofi SA	33,955	3,300,793
		23,768,007
TOTAL HEALTH CARE		112,153,235

Industrials - 2.4%
Commercial Services & Supplies - 0.1%
GFL Environmental Inc Subordinate Voting Shares	107,970	4,813,188
Waste Connections Inc (United States)	16,920	2,903,134
		7,716,322
Construction & Engineering - 0.0%
Quanta Services Inc	3,030	957,632
Electrical Equipment - 1.0%
GE Vernova Inc	6,660	2,190,674
Schneider Electric SE	202,450	50,401,156
		52,591,830
Professional Services - 0.7%
Experian PLC	863,300	37,104,533
Trading Companies & Distributors - 0.6%
Ferguson Enterprises Inc (United Kingdom)	193,000	33,584,721
TOTAL INDUSTRIALS		131,955,038

Information Technology - 0.0%
Software - 0.0%
Monday.com Ltd (b)	9,000	2,118,960
Materials - 2.2%
Chemicals - 1.0%
Linde PLC	126,412	52,924,912
Construction Materials - 1.2%
CRH PLC	345,000	31,919,400
Holcim AG	338,570	32,599,201
		64,518,601
Metals & Mining - 0.0%
Hecla Mining Co	424,500	2,084,295
TOTAL MATERIALS		119,527,808

Utilities - 0.2%
Electric Utilities - 0.1%
Entergy Corp	37,110	2,813,680
NextEra Energy Inc	10,360	742,708
PG&E Corp	166,030	3,350,486
		6,906,874
Independent Power and Renewable Electricity Producers - 0.0%
AES Corp/The	43,300	557,270
Vistra Corp	7,150	985,771
		1,543,041
Multi-Utilities - 0.1%
Sempra	47,130	4,134,244
TOTAL UTILITIES		12,584,159

TOTAL UNITED STATES		614,845,958
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd (b)	564,600	7,278,193
TOTAL COMMON STOCKS (Cost $4,055,476,939)		5,304,694,206

U.S. Treasury Obligations - 0.0%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/30/2025 (i)	4.45 to 4.47	1,630,000	1,624,637
US Treasury Bills 0% 1/9/2025	4.59	160,000	159,869
US Treasury Bills 0% 2/20/2025	4.46	270,000	268,465
US Treasury Bills 0% 2/27/2025 (i)	4.45	2,940,000	2,920,698
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,971,901)			4,973,669

Money Market Funds - 3.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.36	177,775,757	177,811,313
Fidelity Securities Lending Cash Central Fund (j)(k)	4.35	18,228,896	18,230,718
TOTAL MONEY MARKET FUNDS (Cost $196,042,030)			196,042,031

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $4,256,490,870)	5,505,709,906
NET OTHER ASSETS (LIABILITIES) - 0.3%	15,204,634
NET ASSETS - 100.0%	5,520,914,540

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	1,771	Mar 2025	95,084,990	(1,906,988)	(1,906,988)
TME S&P/TSX 60 Index Contracts (Canada)	61	Mar 2025	12,604,418	(69,365)	(69,365)

TOTAL FUTURES CONTRACTS					(1,976,353)
The notional amount of futures purchased as a percentage of Net Assets is 1.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $90,275,747 or 1.6% of net assets.

(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $82,839,781 or 1.5% of net assets.

(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $490,289 or 0.0% of net assets.

(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,930,666.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International Ab	5/14/21 - 10/30/24	1,620,155

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	89,433,731	614,374,025	525,996,443	1,121,320	-	-	177,811,313	177,775,757	0.4%
Fidelity Securities Lending Cash Central Fund	15,652,657	173,062,136	170,484,075	56,325	-	-	18,230,718	18,228,896	0.1%
Total	105,086,388	787,436,161	696,480,518	1,177,645	-	-	196,042,031	196,004,653

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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